Earnings Per Share	12 Months Ended
Dec. 31, 2020
Text Block [abstract]
Earnings Per Share
14. EARNINGS PER SHARE

A.	Basic earnings per share
The calculation of basic earnings per share (“EPS”) has been based on the following
losses attributable to Ordinary shareholders and weighted number of shares outstanding:

i.	(Loss) attributable to Ordinary shareholders:

In thousands of euro	2020		2019		2018
	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the year, attributable to the owners of the Company (basic)	(74,894)	(74,874)	(46,542)	(46,542)	(30,189)	(30,189)
Loss for the year has been adjusted to the percentage held only by the holders of ordinary shares. The Preferred A shares have the same rights to the reserves, but as they have priority over the ordinary shares in the event of liquidation of the Group as such as per IAS 33 requirements, they have been excluded from the basic earnings per share calculation.

In thousands of shares	2020	2019	2018
Ordinary shares as at January 1	880,000	16	16
Share split	—	48	48
Conversion of distributable reserves into shares	—	879,936	879,936
Treasury shares and RSP 2020 shares	(11,612)	—	—
RSP shares vested	1,451	—	—

Weighted-average number of Ordinary and Preferred A shares as at December 31	869,839	880,000	880,000

A.	Diluted earnings per share

i.	(Loss) attributable to Ordinary and Preferred A shares (diluted)

In thousands of euro	2020		2019		2018

	Continuing operations	Total	Continuing operations	Total	Continuing operations	Total
(Loss) for the year, attributable to the owners of the Company (basic)	(83,215)	(83,215)	(48,096)	(48,096)	(30,189)	(30,189)

ii.	Weighted-average number of Ordinary and Preferred A shares

In thousands of shares	2020	2019	2018
Ordinary and Preferred A shares as at January 1	880,161	16	16
Share split	—	48	48
Conversion of distributable reserves into shares	—	879,936	879,936
Treasury shares and RSP 2020 shares	(11,612)	—	—
RSP shared vested	1,451	—	—

Issue of Preference A shares	41,652	161	—

Weighted-average number of Ordinary and Preferred A shares as at December 31	911,652	880,161	880,000